Debt (Schedule of Maturities of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt [Abstract]
2013		$ 7,335
2014		2,020
2015		2,264
2016		5,446
2017		65
Total debt and capital lease obligations	$ 18,929	$ 17,130	$ 17,885